Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Statements [Line Items]
Commitments and contingencies [Text Block]

13. Commitments and contingencies

Commitments

The following table reflects the Company's contractual obligations as they fall due, excluding commitments and liabilities of the JV, as at December 31, 2023 and 2022:

			Over	December	December
	Within 1 year	1 - 5 years	5 years	31, 2023	31, 2022
Accounts payable, accrued liabilities and payable due to related party	5,724	-	-	5,724	3,173
Long‐term incentive plan (cash‐settled awards )	6,139	318	-	6,457	2,716
Corporate office leas es	135	90	-	225	348
Total	11,998	408	-	12,406	6,237

In addition to the above commitments, the Company has provided various parent company guarantees related to the unfunded portion of the AGM's reclamation bond in the amount of $8.2 million (December 31, 2022 ‐ $5.9 million).

Contingencies

Due to the nature of its business, the Company and/or the JV may be subject to regulatory investigations, claims, lawsuits and other proceedings in the ordinary course of its business. While the Company cannot reasonably predict the ultimate outcome of these actions, and inherent uncertainties exist in predicting such outcomes, the Company believes that the ultimate resolution of these actions is not reasonably likely to have a material adverse effect on the Company's or JV's financial condition or future results of operations.